UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10407

Master Portfolio Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: February 28, 2014

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Schedule of investments (unaudited)

February 28, 2014

U.S. Treasury Obligations Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 112.6%
U.S. Treasury Bills — 76.9%
U.S. Treasury Bills	0.033%	3/13/14	$1,500,000	$1,499,984	(a)
U.S. Treasury Bills	0.035-0.050%	3/20/14	1,500,000	1,499,966	(a)
U.S. Treasury Bills	0.050%	4/17/14	500,000	499,967	(a)
U.S. Treasury Bills	0.045%	5/1/14	500,000	499,962	(a)
U.S. Treasury Bills	0.050%	5/8/14	1,000,000	999,908	(a)
U.S. Treasury Bills	0.100%	5/22/14	400,000	399,909	(a)
U.S. Treasury Bills	0.105%	5/29/14	250,000	249,935	(a)
U.S. Treasury Bills	0.095%	6/12/14	200,000	199,946	(a)
U.S. Treasury Bills	0.085%	7/3/14	250,000	249,927	(a)
Total U.S. Treasury Bills				6,099,504
U.S. Treasury Notes — 17.1%
U.S. Treasury Notes	1.875%	4/30/14	200,000	200,582
U.S. Treasury Notes	4.750%	5/15/14	200,000	201,942
U.S. Treasury Notes	0.500%	8/15/14	500,000	500,796
U.S. Treasury Notes	2.375%	8/31/14	250,000	252,775
U.S. Treasury Notes	0.090%	1/31/16	200,000	199,990	(b)
Total U.S. Treasury Notes				1,356,085
Repurchase Agreements — 18.6%
Barclays Capital Inc. repurchase agreement dated 2/28/14; Proceeds at maturity — $700,002; (Fully collateralized by U.S. government obligations, 1.625% due 1/15/15; Market value — $714,000)	0.040%	3/3/14	700,000	700,000
Deutsche Bank Securities Inc., tri-party repurchase agreement dated 2/28/14; Proceeds at maturity — $778,003; (Fully collateralized by U.S. government obligations, 2.750% due 2/15/24; Market value — $793,640)	0.050%	3/3/14	778,000	778,000
Total Repurchase Agreements				1,478,000
Total Investments — 112.6% (Cost — $8,933,589#)				8,933,589
Liabilities in Excess of Other Assets — (12.6)%				(1,000,950)
Total Net Assets — 100.0%				$7,932,639

(a)	Rate shown represents yield-to-maturity.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

18	U.S. Treasury Obligations Portfolio 2014 Semi-Annual Report

Statement of assets and liabilities (unaudited)

February 28, 2014

Assets:
Investments, at value	$7,455,589
Repurchase agreements, at value	1,478,000
Cash	627
Interest receivable	4,167
Investment management receivable	12,958
Prepaid expenses	7,604
Total Assets	8,958,945

Liabilities:
Payable for securities purchased	999,908
Accrued expenses	26,398
Total Liabilities	1,026,306
Total Net Assets	$7,932,639

Represented by:
Paid-in Capital	$7,932,639

See Notes to Financial Statements.

U.S. Treasury Obligations Portfolio 2014 Semi-Annual Report	19

Statement of operations (unaudited)

For the Period Ended February 28, 2014†

Investment Income:
Interest	$2,178

Expenses:
Audit and tax	15,312
Organization expenses	13,090
Fund accounting fees	7,932
Offering costs	6,207
Legal fees	4,451
Custody fees	1,024
Trustees’ fees	62
Miscellaneous expenses	30,919
Total Expenses	78,997
Less: Fee waivers and/or expense reimbursements (Note 2)	(78,044)
Net Expenses	953
Net Investment Income	1,225
Net Realized Gain on Investments	—
Increase in Net Assets from Operations	$1,225

†	For the period September 3, 2013 (inception to date) to February 28, 2014.

See Notes to Financial Statements.

20	U.S. Treasury Obligations Portfolio 2014 Semi-Annual Report

Statement of changes in net assets

For the Period Ended February 28, 2014 (unaudited)	2014†

Operations:
Net investment income	$1,225
Net realized gain	—
Increase in Net Assets From Operations	1,225

Capital Transactions:
Proceeds from contributions	8,128,769
Value of withdrawals	(197,355)
Increase (Decrease) in Net Assets From Capital Transactions	7,931,414
Increase in Net Assets	7,932,639

Net Assets:
Beginning of period	—
End of period	$7,932,639

†	For the period September 3, 2013 (inception to date) to February 28, 2014.

See Notes to Financial Statements.

U.S. Treasury Obligations Portfolio 2014 Semi-Annual Report	21

Financial highlights

For the years ended August 31, unless otherwise noted:
2014[1]

Net assets, end of period (000s)	$7,933
Total return[2]	0.02%

Ratios to average net assets:
Gross expenses[3]	2.03%
Net expenses[3,4,5,6,7]	0.02
Net investment income[3]	0.03

[1]	For the period September 3, 2013 (inception date) to February 28, 2014 (unaudited).

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[3]	Annualized.

[4]	Reflects fee waivers and/or expense reimbursements.

[5]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[6]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of the Portfolio did not exceed 0.10%.

[7]	In order to maintain a minimum yield, additional waivers were implemented.

See Notes to Financial Statements.

22	U.S. Treasury Obligations Portfolio 2014 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

U.S. Treasury Obligations Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At February 28, 2014, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

U.S. Treasury Obligations Portfolio 2014 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-term investments†	—	$8,933,589	—	$8,933,589

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Interest income and expenses. Interest income consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the manager.

(d) Method of allocation. Net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio (the “Holders”) at the time of such determination. Gross realized gains and/or losses of the Portfolio are allocated to the Holders in a manner such that, the net asset values per share of each Holder, after each such allocation is closer to the total of all Holders’ net asset values divided by the aggregate number of shares outstanding for all Holders.

(e) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank

24	U.S. Treasury Obligations Portfolio 2014 Semi-Annual Report

(f) Income taxes. The Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code.

Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of February 28, 2014, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(g) Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company (“Western Asset”) is the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Portfolio does not pay an investment management fee.

The investment manager has voluntarily undertaken to limit Portfolio expenses in order to maintain a minimum yield. Such expense limitations may fluctuate daily and are voluntary and temporary and may be terminated by the investment manager at any time without notice.

During the period ended February 28, 2014, fees waived and/or expenses reimbursed amounted to $78,044.

The investment manager is permitted to recapture amounts waived or reimbursed to the Portfolio during the same fiscal year if the Portfolio’s total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the investment manager recapture any amount that would result, on any particular business day of the Portfolio, in the Portfolio’s total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

U.S. Treasury Obligations Portfolio 2014 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended February 28, 2014, the Portfolio did not invest in derivative instruments.

4. Legal matters

On or about May 30, 2006, John Halebian, a purported shareholder of Western Asset New York Tax Free Money Market Fund (formerly known as CitiSM New York Tax Free Reserves), a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the persons who were then the independent trustees of the Subject Trust. The Subject Trust was also named in the complaint as a nominal defendant.

The complaint raised derivative claims on behalf of the Subject Trust and putative class claims against the then independent trustees in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleged that the independent trustees had breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or to seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of a putative class of shareholders, the plaintiff alleged that the echo voting provisions applicable to the proxy solicitation process violated the 1940 Act and constituted a breach of fiduciary duty. The relief sought included rescission of the advisory agreement and an award of costs and attorney fees.

In advance of filing the complaint, Plaintiff’s lawyers had made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand and the expanded set of matters subsequently raised in the complaint. The demand review committee recommended that the action demanded by Plaintiff would not be in the best interests of the Subject Trust. The independent trustees of the Subject Trust considered the committee’s report, adopted the recommendation of the committee, and directed counsel to move to dismiss the complaint.

The Federal district court dismissed the complaint in its entirety in July 2007. In May 2011, the U.S. Court of Appeals for the Second Circuit affirmed the district court’s dismissal as to the class claims, and remanded the remaining claim relating to the demand review committee that had examined the derivative claim to the district court with instructions to convert the motion to dismiss into a motion for summary judgment. In July 2012, the district court granted summary judgment in favor of the defendants. In August 2012, Plaintiff filed an appeal. In November 2013, the U.S. Court of Appeals for the Second Circuit issued a summary order affirming the dismissal of the case in its entirety. On November 26, 2013, Plaintiff filed a petition for panel rehearing and for rehearing en banc with the U.S. Court of Appeals for the Second Circuit. On January 13, 2014, the appeals court denied Plaintiff’s petition.

26	U.S. Treasury Obligations Portfolio 2014 Semi-Annual Report

5. Recent accounting pronouncement

The Portfolio has adopted the disclosure provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) — Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) — Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of assets and liabilities or subject to a master netting agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions.

U.S. Treasury Obligations Portfolio 2014 Semi-Annual Report	27

Board approval of management and

subadvisory agreements (unaudited)

At an in-person meeting of the Board of Trustees of Master Portfolio Trust (the “Trust”) held on August 12-13, 2013, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an initial two-year period a management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to the U.S. Treasury Obligations Portfolio, a new series of the Trust (the “Fund”). The Board, including the Independent Trustees, also approved for an initial two-year period a sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company (the “Subadviser”), an affiliate of the Manager, with respect to the Fund.

Background

The Board received information in advance of the meeting from the Manager to assist it in its consideration of the Management Agreement and the Sub-Advisory Agreement and was given the opportunity to ask questions and request additional information from management. The Board received and considered a variety of information about the Manager and the Subadviser, as well as the proposed management and sub-advisory arrangements for the Fund and the existing management and sub-advisory arrangements for the other funds overseen by the Board, certain portions of which are discussed below. The Board noted that the Fund is a “master fund” in a “master-feeder” structure, whereby Western Asset Institutional U.S. Treasury Obligations Money Market Fund, the feeder fund in the Fund (the “Feeder Fund”), has the same investment objective and policies as the Fund and invests substantially all of its assets in the Fund. The discussion below covers both the proposed advisory and the proposed administrative functions to be rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the proposed advisory functions to be rendered by the Subadviser pursuant to the Sub-Advisory Agreement.

Board approval of management agreement and sub-advisory agreement

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the Management Agreement and the Sub-Advisory Agreement. The Independent Trustees also reviewed the proposed Management Agreement and the Sub-Advisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager or Subadviser were present. The Independent Trustees considered the Management Agreement and Sub-Advisory Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Subadviser in providing services to the Fund.

In approving the Management Agreement and Sub-Advisory Agreement, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the

28	U.S. Treasury Obligations Portfolio

Sub-Advisory Agreement. Each Trustee may have attributed different weight to the various factors in evaluating the Management Agreement and the Sub-Advisory Agreement.

Nature, extent and quality of the services expected to be provided under the management agreement and sub-advisory agreement

The Board received and considered information regarding the nature, extent and quality of services expected to be provided to the Fund by the Manager and the Subadviser under the Management Agreement and the Sub-Advisory Agreement, respectively. In considering the nature, extent and quality of services expected to be provided under the Management Agreement and the Sub-Advisory Agreement, the Board took into account information provided in conjunction with the most recent contract review for the funds in the Legg Mason fund complex. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of those other funds and the Manager’s role in coordinating the activities of the other service providers. The Board’s evaluation of the services expected to be provided to the Fund by the Manager and the Subadviser took into account the Board’s knowledge gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services expected to be provided by the Manager and the Subadviser were expansive, and that they included maintaining and monitoring their own and the Fund’s compliance programs established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Manager’s and the Subadviser’s risk management processes.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and the Subadviser’s senior personnel and the team of investment professionals expected to be primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources of Legg Mason, Inc., the parent organization of the Manager and the Subadviser. The Board considered the expected division of responsibilities between the Manager and the Subadviser and the oversight expected to be provided by the Manager. The Board also considered the Manager’s and the Subadviser’s proposed policies and practices regarding the selection of brokers and dealers and the execution of portfolio transactions.

The Board noted that the Fund and the Feeder Fund were newly organized and thus did not yet have any performance history. In addition, the Trustees noted that, in the future, they expected to receive and discuss with management performance information for the Feeder Fund and for a group of funds selected by Lipper, Inc., an independent provider of investment company data. The Board noted that the Feeder Fund’s performance would be the same as the performance of the Fund (except for the effect of fees at the Feeder Fund level), and therefore relevant to the Board’s future consideration of the Fund’s performance.

U.S. Treasury Obligations Portfolio	29

Board approval of management and

subadvisory agreements (unaudited) (cont’d)

The Board concluded that, overall, the nature, extent and quality of services expected to be provided under the Management Agreement and the Sub-Advisory Agreement were sufficient for approval of those Agreements for the initial two-year period.

Management fees and expected expense ratios

The Board reviewed and considered that the Fund is not expected to pay a management fee. The Board considered that the Feeder Fund’s assets would represent a significant portion of the Fund’s assets, and thus information about the estimated fees and expenses of the Feeder Fund were relevant to their analysis. In this regard, the Board noted that the expense information provided for the Feeder Fund reflected both management fees and total expenses payable by the Feeder Fund as well as total expenses payable by the Fund. The Board noted that the Feeder Fund had entered into an arrangement through which the Manager and/or its affiliates will be compensated by the Feeder Fund. The Board noted that the Manager considered this compensation to be sufficient. The Board noted that the Manager had contractually agreed to an expense limitation applicable to certain of the Feeder Fund’s share classes that was expected to run through December 2015, and that the Board would have the opportunity to reconsider the term of such limitation at a future Board meeting during which expense limitations for other funds in the Legg Mason fund complex would also be considered. In addition, The Board considered that the compensation expected to be paid to the Subadviser would be paid by the Manager, not the Feeder Fund.

The Board noted that it had previously reviewed information regarding fees charged by the Manager to other U.S. clients investing primarily in an asset class similar to the asset class in which the Fund and the Feeder Fund were expected to invest, including, where applicable, separate accounts. In this regard, the Manager had reviewed with the Board the differences in the services provided to these different types of accounts, noting that the Fund would be provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager would coordinate and oversee the provision of services to the Fund by other Fund service providers. The Board considered the proposed contractual management fee in light of the differences required to manage these different types of accounts.

The Board considered the overall management fee, the Subadviser’s fees, and the amount of the management fee expected to be retained by the Manager after payment of the subadvisory fee in each case in light of the services expected to be rendered for those amounts with respect to the Feeder Fund. The Board noted that it had previously received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes. In addition, the Board received and considered information which showed that the Feeder Fund’s contractual management fee would be competitive with the management fees paid by certain other comparable funds. The Board also took into account the fact that the Feeder Fund’s expected expense ratio was in line with the expense ratios of other comparable funds.

30	U.S. Treasury Obligations Portfolio

Taking all of the above into consideration, as well as the factors identified below, the Board determined that the proposed contractual management fee and the subadvisory fee for the Fund were reasonable in light of the nature, extent and quality of the services expected to be provided to the Fund under the Management Agreement and the Sub-Advisory Agreement.

Manager profitability

The Board considered that, since the Fund was a newly-created series of the Trust, information relating to the profitability of the Manager and its affiliates in providing services to the Fund was not yet available. The Board noted, however, that it would have opportunities to review such information in the future, including as part of its annual consideration of the advisory and sub-advisory agreements for the various funds in the Legg Mason fund complex. The Board also noted that it had previously considered profitability information with respect to the Legg Mason fund complex as a whole, which included an analysis of the profitability of the Manager and its affiliates.

Economies of scale

The Board noted that the proposed contractual management fee for the Feeder Fund includes breakpoints. The Board considered whether the breakpoint fee structure would be a reasonable means of sharing any economies of scale or other efficiencies that might accrue from increases in the Feeder Fund’s asset levels once the Feeder Fund commenced operations.

The Board determined that the proposed management fee structure for the Feeder Fund, including breakpoints, was reasonable.

Other expected benefits to the manager and the subadviser

The Board considered other benefits that the Manager, the Subadviser and their affiliates were expected to receive as a result of their relationship with the Fund, including the opportunity to offer additional products and services to the Feeder Fund’s shareholders.

In light of the expected costs of providing investment management and other services to the Fund and the proposed commitment of the Manager and the Subadviser to the Fund, the Board considered that the ancillary benefits the Manager and its affiliates were expected to receive would be reasonable if the Management Agreement and the Sub-Advisory Agreement were approved.

*  *  *

In light of all of the foregoing, the Board determined that approval of each of the Management Agreement and Sub-Advisory Agreement would be in the best interests of the Fund’s shareholders, and approved those Agreements for an initial two-year period.

U.S. Treasury Obligations Portfolio	31

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Master Portfolio Trust

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer

Date:	April 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer

Date:	April 23, 2014

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	April 23, 2014